Provision for Employee Benefits (Details) - Schedule of movement in the present value of the defined benefit obligation - USD ($)	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Schedule Of Movement In The Present Value Of The Defined Benefit Obligation Abstract
Defined benefit obligations at beginning balance	$ 5,827,355	$ 6,841,673
Estimate for the six months period	(356,621)	(294,175)
Defined benefit obligations at ending balance	$ 5,470,714	$ 6,547,498